Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
12.	LEASES

Effective on January 1, 2020, the Company adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Rent expense is recognized on a straight-line basis over the lease term.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2021	2022
Right-of-use Assets	$1,194,859	$865,399

Lease payment liabilities-current	(800,658)	(435,462)
Lease payment liabilities- non-current	(446,140)	(300,974)
Total	$(1,246,798)	$(736,436)

The weighted-average discount rate for the operating lease was 4.75%,4.75% and 4.83% as of December 31, 2020, 2021 and 2022. The amortization expenses of right-of-use assets were $1,380,588, $1,087,035 and $712,844 for the years ended December 31, 2020, 2021 and 2022.

For the years ended December 31, 2020, 2021 and 2022, the lease expense was as follows:

	For the years ended December 31,
	2020	2021	2022
Operating leases cost excluding short-term rental expense	$1,567,532	$1,207,920	$739,582
Short-term lease cost	17,714	8,991	51,274
Total	$1,585,246	$1,216,911	$790,856

The following is a schedule of future minimum payments under our operating leases:

For the year ended December 31,	Operating Leases
2023	$509,152
2024	200,912
2025	60,749
Total lease payments	770,813
Less: imputed interest	(34,377)
Total	$736,436